Long-Term Deposits	12 Months Ended
Dec. 31, 2024
Long-Term Deposits [Abstract]
LONG-TERM DEPOSITS	9. LONG-TERM DEPOSITS Long-term deposits as of December 31, 2024 and 2023 consisted of:
	December 31, 2024	December 31, 2023

Rental deposits	$71,823	$71,823
	$71,823	$71,823